UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

OAK
ASSOCIATES FUNDS

SEMI-ANNUAL REPORT

April 30, 2022

White Oak Select Growth Fund	WOGSX
Pin Oak Equity Fund	POGSX
Rock Oak Core Growth Fund	RCKSX
River Oak Discovery Fund	RIVSX
Red Oak Technology Select Fund	ROGSX
Black Oak Emerging Technology Fund	BOGSX
Live Oak Health Sciences Fund	LOGSX

OAK ASSOCIATES FUNDS Grow Stronger Together.

TABLE of CONTENTS

Performance Update	1

White Oak Select Growth Fund	1

Pin Oak Equity Fund	2

Rock Oak Core Growth Fund	3

River Oak Discovery Fund	4

Red Oak Technology Select Fund	5

Black Oak Emerging Technology Fund	6

Live Oak Health Sciences Fund	7

Important Disclosures	8

Disclosure of Fund Expenses	11

Financial Statements

Schedules of Investments	13

Statements of Assets & Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	44

Notes to Financial Statements	48

Board Considerations in Approving the Renewal of the Advisory Agreement	60

White Oak Select Growth Fund	Performance Update
All data below as of April 30, 2022 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker	WOGSX	1	Alphabet, Inc.	13.1%
Share Price	$115.39	2	Amazon.com, Inc.	10.4%
Total Net Assets	$373.6M	3	Charles Schwab Corp. (The)	7.2%
Portfolio Turnover	2%	4	Cisco Systems, Inc.	6.4%
		5	Lowe’s Cos., Inc.	5.7%
Sector Allocation^		6	Amgen, Inc.	5.1%
Technology	25.6%	7	Chubb Ltd.	5.1%
Health Care	20.2%	8	KLA Corp.	5.0%
Financials	18.0%	9	JPMorgan Chase & Co.	5.0%
Communications	16.7%	10	QUALCOMM, Inc.	4.6%
Consumer Discretionary	16.3%
Real Estate	2.8%
Cash & Other Assets	0.4%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
White Oak Select Growth Fund	(9.92)%	8.54%	11.11%	12.09%
S&P 500® Total Return Index[1]	0.21%	13.85%	13.66%	13.67%
Morningstar Large Blend Category[2]	(1.68)%	12.17%	11.99%	12.20%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2022): 0.89%

Gross/Net Expense Ratio (as of the six months ended April 30, 2022): 0.90%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.

[2]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	1

Pin Oak Equity Fund	Performance Update
All data below as of April 30, 2022 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker	POGSX	1	Alphabet, Inc.	12.8%
Share Price	$71.28	2	Amazon.com, Inc.	8.6%
Total Net Assets	$147.4M	3	McKesson Corp.	7.2%
Portfolio Turnover	—%	4	Charles Schwab Corp. (The)	6.3%
		5	Gentex Corp.	5.0%
Sector Allocation^		6	Assurant, Inc.	4.8%
Health Care	26.9%	7	Visa, Inc. - Class A	4.5%
Consumer Discretionary	24.0%	8	Amdocs Ltd.	4.4%
Technology	18.2%	9	eBay, Inc.	4.2%
Communications	16.1%	10	KLA Corp.	4.0%
Financials	13.9%
Cash & Other Assets	0.9%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Pin Oak Equity Fund	(12.25)%	6.46%	8.09%	11.40%
Morningstar US Market Index[1]	(2.93)%	13.14%	13.12%	13.33%
Morningstar Large Blend Category[1]	(1.68)%	12.17%	11.99%	12.20%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2022): 0.91%

Gross/Net Expense Ratio (as of the six months ended April 30, 2022): 0.93%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

2	Semi-Annual Report | April 30, 2022

Rock Oak Core Growth Fund	Performance Update
All data below as of April 30, 2022 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker	RCKSX	1	Carlisle Cos., Inc.	5.9%
Share Price	$15.96	2	Hartford Financial Services Group, Inc. (The)	5.8%
Total Net Assets	$10.9M	3	Ubiquiti Networks, Inc.	5.5%
Portfolio Turnover	—%	4	Jazz Pharmaceuticals PLC	5.4%
		5	Seagate Technology PLC	4.3%
Sector Allocation^		6	F5 Networks, Inc.	4.3%
Technology	25.8%	7	Gentex Corp.	4.2%
Health Care	23.5%	8	Cognizant Technology Solutions Corp. - Class A	4.1%
Consumer Discretionary	15.1%	9	NetApp, Inc.	3.9%
Industrials	14.1%	10	Republic Services, Inc.	3.8%
Financials	8.8%
Materials	5.9%
Energy	2.6%
Cash & Other Assets	4.2%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Rock Oak Core Growth Fund	(11.82)%	4.62%	7.76%	8.91%
Morningstar US Mid Cap Index[1]	(3.97)%	11.72%	11.67%	12.71%
Morningstar Mid Blend Category[1]	(5.53)%	9.55%	9.09%	10.53%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2022): 1.40%/1.25%

Gross/Net Expense Ratio (as of the six months ended April 30, 2022): 1.44%/1.25%

The Adviser has contractually agreed for a period of one year from February 28, 2022, the date of the Fund’s Prospectus, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	3

River Oak Discovery Fund	Performance Update
All data below as of April 30, 2022 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker	RIVSX	1	Silicon Motion Technology Corp. - ADR	4.6%
Share Price	$15.24	2	Kulicke & Soffa Industries, Inc.	4.1%
Total Net Assets	$22.4M	3	Cirrus Logic, Inc.	3.9%
Portfolio Turnover	9%	4	AllianceBernstein Holding LP	3.8%
		5	Asbury Automotive Group, Inc.	3.5%
Sector Allocation^		6	Verint Systems, Inc.	3.4%
Technology	36.3%	7	Mandiant, Inc.	3.4%
Industrials	17.7%	8	Korn Ferry	3.2%
Consumer Discretionary	14.3%	9	Taylor Morrison Home Corp.	3.2%
Financials	14.1%	10	Advanced Energy Industries, Inc.	3.2%
Consumer Staples	2.9%
Communications	2.1%
Cash & Other Assets	12.6%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
River Oak Discovery Fund	(11.08)%	14.55%	9.94%	9.65%
Morningstar US Small Cap Index[1]	(14.22)%	6.89%	7.29%	10.05%
Morningstar Small Blend Category[1]	(9.66)%	7.99%	7.41%	9.91%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2022): 1.18%

Gross/Net Expense Ratio (as of the six months ended April 30, 2022): 1.18%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

4	Semi-Annual Report | April 30, 2022

Red Oak Technology Select Fund	Performance Update
All data below as of April 30, 2022 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker	ROGSX	1	Alphabet, Inc.	9.6%
Share Price	$34.11	2	Apple, Inc.	8.6%
Total Net Assets	$543.6M	3	Amazon.com, Inc.	7.0%
Portfolio Turnover	—%	4	Microsoft Corp.	5.7%
		5	Cisco Systems, Inc.	5.5%
Sector Allocation^		6	Meta Platforms, Inc. - Class A	5.3%
Technology	70.3%	7	Intel Corp.	4.5%
Communications	15.0%	8	Broadcom, Inc.	4.3%
Consumer Discretionary	10.1%	9	Oracle Corp.	4.3%
Real Estate	2.7%	10	KLA Corp.	4.1%
Cash & Other Assets	1.9%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Red Oak Technology Select Fund	(8.76)%	11.06%	15.18%	16.43%
S&P 500® Equal Weight Information Technology Index[1]	(5.73)%	14.40%	17.73%	18.18%
Morningstar Technology Sector Category[2]	(19.61)%	12.85%	16.14%	15.80%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2022): 0.90%

Gross/Net Expense Ratio (as of the six months ended April 30, 2022): 0.91%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.

[2]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	5

Black Oak Emerging Technology Fund	Performance Update
All data below as of April 30, 2022 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker	BOGSX	1	Apple, Inc.	5.7%
Share Price	$6.89	2	Cirrus Logic, Inc.	4.6%
Total Net Assets	$55.6M	3	SolarEdge Technologies, Inc.	4.5%
Portfolio Turnover	8%	4	Palo Alto Networks, Inc.	4.2%
		5	Kulicke & Soffa Industries, Inc.	4.1%
Sector Allocation^		6	QUALCOMM, Inc.	3.9%
Technology	76.3%	7	KLA Corp.	3.9%
Industrials	10.0%	8	Advanced Energy Industries, Inc.	3.7%
Energy	4.5%	9	Nordson Corp.	3.7%
Consumer Discretionary	3.8%	10	Illumina, Inc.	3.4%
Health Care	3.5%
Communications	0.9%
Cash & Other Assets	1.0%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Black Oak Emerging Technology Fund	(9.11)%	17.46%	15.85%	13.47%
S&P 500® Equal Weight Information Technology Index[1]	(5.73)%	14.40%	17.73%	18.18%
Morningstar Technology Sector Category[2]	(19.61)%	12.85%	16.14%	15.80%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2022): 1.01%

Gross/Net Expense Ratio (as of the six months ended April 30, 2022): 1.00%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.

[2]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

6	Semi-Annual Report | April 30, 2022

Live Oak Health Sciences Fund	Performance Update
All data below as of April 30, 2022 (Unaudited)

Fund Data		Top 10 Holdings^
Ticker	LOGSX	1	UnitedHealth Group, Inc.	7.3%
Share Price	$20.31	2	Cigna Corp.	5.7%
Total Net Assets	$54.5M	3	McKesson Corp.	5.1%
Portfolio Turnover	16%	4	Anthem, Inc.	5.0%
		5	United Therapeutics Corp.	4.4%
Sector Allocation^		6	Amgen, Inc.	4.4%
Health Care	99.1%	7	Jazz Pharmaceuticals PLC	4.2%
Cash & Other Assets	0.9%	8	Regeneron Pharmaceuticals, Inc.	3.9%
		9	Medtronic PLC	3.6%
		10	Illumina, Inc.	3.4%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Live Oak Health Sciences Fund	3.50%	12.08%	7.55%	11.49%
S&P 500® Health Care Index[1]	9.16%	15.64%	13.65%	15.34%
Morningstar Health Care Sector Category[2]	(13.95)%	8.83%	8.85%	13.01%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2022): 1.00%

Gross/Net Expense Ratio (as of the six months ended April 30, 2022): 1.00%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.

[2]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	7

Important Disclosures
All data below As of April 30, 2022 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Oak Associates Funds (the “Funds) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Funds or any member of the public regarding the advisability of investing in equity securities generally or in the Funds in particular or the ability of the Funds to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUNDS OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index

Morningstar Health Care Category - Health portfolios focus on the medical and health-care industries. Most invest in a range of companies, buying everything from pharmaceutical and medical-device makers to HMOs, hospitals, and nursing homes. A few portfolios concentrate on just one industry segment, such as service providers or biotechnology firms.

Morningstar Large Blend Category - Large-blend portfolios are fairly representative of the overall U.S. stock market in size, growth rates, and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios’ returns are often similar to those of the S&P 500 Index.

Morningstar Mid Blend Category - The typical mid-cap blend portfolio invests in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. Most shy away from high-priced growth stocks, but aren’t so price-conscious that they land in value territory. The U.S. mid-cap range for market capitalization typically falls between $1 billion-$8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Morningstar Small Blend Category - Small-blend portfolios favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Morningstar Technology Category - Technology portfolios buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry.

Morningstar U.S. Market Index – Measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

8	Semi-Annual Report | April 30, 2022

Important Disclosures
All data below As of April 30, 2022 (Unaudited)

Morningstar U.S. Mid Cap Index – Tracks the performance of U.S. mid-cap stocks that fall between 70th and 90th percentile in market capitalization of the investable universe. In aggregate the Mid-Cap Index represents 20 percent of the investable universe.

Morningstar U.S. Small Cap Index – Measures the performance of U.S. small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small-Cap Index represents 7 percent of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500® Index – is a commonly-recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

S&P 500® Equal Weight Information Technology Index – The S&P 500® Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500® Index.

S&P 500® Health Care Index – The S&P 500® Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500® Total Return Index – The S&P 500® Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Investment Definitions

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices. Smart beta emphasizes capturing investment factors of market inefficiencies in a rules-based and transparent way.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

The P/E is the ratio for valuing a company that measures its current share price relative to its per share earnings. The price-earnings ratio can be calculated as market value per share divided by earnings per share.

1-888-462-5386 | www.oakfunds.com	9

Important Disclosures
All data below is as of April 30, 2022 (Unaudited)

Book value of an asset is the value at which the asset is carried on a balance sheet and calculated by taking the cost of an asset minus the accumulated depreciation. Book value is also the net asset value of a company, calculated as total assets minus intangible assets and liabilities.

Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.

10	Semi-Annual Report | April 30, 2022

Disclosure of Fund Expenses
As of April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2021 through April 30, 2022.

Actual Expenses

The first line of the table for each Fund provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

1-888-462-5386 | www.oakfunds.com	11

Disclosure of Fund Expenses
As of April 30, 2022 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses
	November 1,	April 30,	Expense	Paid During
	2021	2022	Ratio	Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$ 836.60	0.90%	$4.08
Hypothetical 5% Return	$1,000.00	$1,020.35	0.90%	$4.49
Pin Oak Equity Fund
Actual Return	$1,000.00	$ 820.00	0.93%	$4.20
Hypothetical 5% Return	$1,000.00	$1,020.18	0.93%	$4.66
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$ 891.20	1.25%	$5.86
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$ 836.50	1.18%	$5.37
Hypothetical 5% Return	$1,000.00	$1,018.95	1.18%	$5.90
Red Oak Technology Select Fund
Actual Return	$1,000.00	$ 849.00	0.91%	$4.15
Hypothetical 5% Return	$1,000.00	$1,020.30	0.91%	$4.54
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$ 812.50	1.00%	$4.51
Hypothetical 5% Return	$1,000.00	$1,019.81	1.00%	$5.03
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$ 988.00	1.00%	$4.94
Hypothetical 5% Return	$1,000.00	$1,019.82	1.00%	$5.02

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

12	Semi-Annual Report | April 30, 2022

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 99.62%
COMMUNICATIONS — 16.75%
Internet Media & Services — 16.75%
Alphabet, Inc. - Class A(a)	8,337	$19,026,618
Alphabet, Inc. - Class C(a)(b)	13,000	29,891,290
Meta Platforms, Inc. - Class A(a)	68,150	13,662,030
		62,579,938
CONSUMER DISCRETIONARY — 16.19%
E-Commerce Discretionary — 10.45%
Amazon.com, Inc.(a)	15,705	39,036,819

Retail - Discretionary — 5.74%
Lowe’s Cos., Inc.	108,390	21,431,955

FINANCIALS — 17.98%
Asset Management — 7.17%
Charles Schwab Corp. (The)	404,100	26,803,953

Banking — 4.97%
JPMorgan Chase & Co.	155,565	18,568,238

Institutional Financial Services — 0.76%
State Street Corp.	42,200	2,826,134

Insurance — 5.08%
Chubb Ltd.	91,890	18,970,691

HEALTH CARE — 20.18%
Biotech & Pharma — 11.93%
Amgen, Inc.	82,460	19,228,847
Novartis AG - ADR	134,060	11,801,302
Pfizer, Inc.	275,700	13,528,599
		44,558,748
Health Care Facilities & Services — 3.07%
Laboratory Corp. of America Holdings(a)	47,770	11,478,176

1-888-462-5386 | www.oakfunds.com	13

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
Medical Equipment & Devices — 5.18%
Alcon, Inc.(b)	138,000	$9,826,980
Zimmer Biomet Holdings, Inc.	77,390	9,344,842
Zimvie, Inc.(a)	7,739	174,128
		19,345,950
REAL ESTATE — 2.87%
REIT — 2.87%
Digital Realty Trust, Inc.	73,490	10,738,359

TECHNOLOGY — 25.65%
Semiconductors — 14.41%
KLA Corp.	58,835	18,783,662
NXP Semiconductors NV	63,125	10,788,062
QUALCOMM, Inc.	122,300	17,084,087
Skyworks Solutions, Inc.	63,196	7,160,107
		53,815,918
Software — 2.65%
Salesforce.com, Inc.(a)	56,375	9,918,618

Technology Hardware — 6.42%
Cisco Systems, Inc.	490,000	24,000,200

Technology Services — 2.17%
Cognizant Technology Solutions Corp. - Class A	100,000	8,090,000

TOTAL COMMON STOCKS
(Cost $203,167,109)		372,163,697

14	Semi-Annual Report | April 30, 2022

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2022 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 8.62%
REPURCHASE AGREEMENTS — 0.31%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.14%, dated 4/29/2022 and maturing 5/2/2022, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 2.25% and maturity dates ranging from 9/15/2023 to 8/15/2029 with a par value of $1,263,165 and a collateral value of $1,182,919	1,159,717	$1,159,717

COLLATERAL FOR SECURITIES LOANED — 8.31%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45%(c)	31,048,562	31,048,562

TOTAL SHORT-TERM INVESTMENTS
(Cost $32,208,279)		32,208,279

TOTAL INVESTMENTS — 108.24%
(Cost $235,375,388)		404,371,976

Liabilities in Excess of Other Assets — (8.24)%		(30,787,764)

NET ASSETS — 100.00%		$373,584,212

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $29,395,616.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	15

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 99.09%
COMMUNICATIONS — 16.07%
Internet Media & Services — 16.07%
Alphabet, Inc. - Class A(a)	2,085	$4,758,366
Alphabet, Inc. - Class C(a)(b)	6,150	14,140,879
Meta Platforms, Inc. - Class A(a)	23,900	4,791,233
		23,690,478
CONSUMER DISCRETIONARY — 23.98%
Automotive — 5.03%
Gentex Corp.(b)	252,500	7,410,875

E-Commerce Discretionary — 12.88%
Amazon.com, Inc.(a)	5,120	12,726,426
eBay, Inc.	120,500	6,256,360
		18,982,786
Home Construction — 5.25%
M/I Homes, Inc.(a)	103,901	4,600,736
Taylor Morrison Home Corp.(a)	120,000	3,142,800
		7,743,536
Leisure Facilities & Services — 0.82%
DraftKings, Inc. - Class A(a)(b)	88,555	1,211,432

FINANCIALS — 13.93%
Asset Management — 6.26%
Charles Schwab Corp. (The)	139,101	9,226,569

Institutional Financial Services — 2.87%
Bank of New York Mellon Corp. (The)	100,745	4,237,335

Insurance — 4.80%
Assurant, Inc.	38,900	7,075,132

HEALTH CARE — 26.86%
Biotech & Pharma — 7.65%
Amgen, Inc.	18,500	4,314,015
Gilead Sciences, Inc.	32,085	1,903,924
GlaxoSmithKline PLC - ADR(b)	111,760	5,060,493
		11,278,432

16	Semi-Annual Report | April 30, 2022

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
Health Care Facilities & Services — 8.58%
McKesson Corp.	34,400	$10,650,584
Quest Diagnostics, Inc.	15,000	2,007,600
		12,658,184
Medical Equipment & Devices — 10.63%
Illumina, Inc.(a)	18,655	5,534,006
Intuitive Surgical, Inc.(a)	20,620	4,934,366
Medtronic PLC	49,845	5,201,824
		15,670,196
TECHNOLOGY — 18.25%
Semiconductors — 4.01%
KLA Corp.	18,498	5,905,672

Technology Services — 14.24%
Amdocs Ltd.	81,587	6,501,668
Paychex, Inc.	43,649	5,531,638
PayPal Holdings, Inc.(a)	26,230	2,306,404
Visa, Inc. - Class A(b)	31,220	6,653,918
		20,993,628
TOTAL COMMON STOCKS
(Cost $90,141,622)		146,084,255

1-888-462-5386 | www.oakfunds.com	17

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 20.96%
REPURCHASE AGREEMENTS — 0.43%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.14%, dated 4/29/2022 and maturing 5/2/2022, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 2.25% and maturity dates ranging from 9/15/2023 to 8/15/2029 with a par value of $692,976 and a collateral value of $648,953	636,225	$636,225

COLLATERAL FOR SECURITIES LOANED — 20.53%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45%(c)	30,264,396	30,264,396

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,900,621)		30,900,621

TOTAL INVESTMENTS — 120.05%
(Cost $121,042,243)		176,984,876

Liabilities in Excess of Other Assets — (20.05)%		(29,555,762)

NET ASSETS — 100.00%		$147,429,114

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $28,716,072.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report | April 30, 2022

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 95.82%
CONSUMER DISCRETIONARY — 15.08%
Automotive — 4.23%
Gentex Corp.	15,785	$463,290

Home Construction — 3.37%
PulteGroup, Inc.	8,820	368,323

Leisure Facilities & Services — 1.22%
DraftKings, Inc. - Class A(a)(b)	9,745	133,312

Leisure Products — 2.44%
Thor Industries, Inc.(b)	3,490	267,159

Wholesale - Discretionary — 3.82%
Pool Corp.(b)	1,030	417,377

ENERGY — 2.57%
Renewable Energy — 2.57%
SolarEdge Technologies, Inc.(a)	1,120	280,459

FINANCIALS — 8.84%
Insurance — 8.84%
Assurant, Inc.	1,830	332,840
Hartford Financial Services Group, Inc. (The)	9,065	633,916
		966,756
HEALTH CARE — 23.57%
Biotech & Pharma — 13.31%
Exelixis, Inc.(a)	18,149	405,449
Jazz Pharmaceuticals PLC(a)(b)	3,655	585,604
Neurocrine Biosciences Inc.(a)	3,080	277,292
Viatris, Inc.	18,120	187,180
		1,455,525
Health Care Facilities & Services — 8.20%
Cardinal Health, Inc.	5,770	334,948
Medpace Holdings, Inc.(a)	1,186	158,414
Quest Diagnostics, Inc.	3,015	403,528
		896,890

1-888-462-5386 | www.oakfunds.com	19

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
Medical Equipment & Devices — 2.06%
Illumina, Inc.(a)	760	$225,454

INDUSTRIALS — 14.08%
Aerospace & Defense — 2.91%
TransDigm Group, Inc.(a)	535	318,223

Commercial Support Services — 3.84%
Republic Services, Inc.	3,130	420,265

Machinery — 7.33%
Enovis Corp.(a)	3,618	234,700
Esab Corp.(a)	3,618	170,046
Nordson Corp.	1,839	396,654
		801,400
MATERIALS — 5.89%
Construction Materials — 5.89%
Carlisle Cos., Inc.	2,485	644,509

TECHNOLOGY — 25.79%
Software — 1.85%
Citrix Systems, Inc.(b)	2,015	201,702

Technology Hardware — 18.06%
F5, Inc.(a)	2,820	472,096
NetApp, Inc.	5,805	425,216
Seagate Technology PLC	5,760	472,551
Ubiquiti Networks, Inc.(b)	2,145	605,426
		1,975,289
Technology Services — 5.88%
Amdocs Ltd.	2,475	197,233
Cognizant Technology Solutions Corp. - Class A	5,507	445,516
		642,749
TOTAL COMMON STOCKS
(Cost $8,124,944)		10,478,682

20	Semi-Annual Report | April 30, 2022

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS — 19.93%
COLLATERAL FOR SECURITIES LOANED — 19.93%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45%(c)	2,179,162	$2,179,162

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,179,162)		2,179,162

TOTAL INVESTMENTS — 115.75%
(Cost $10,304,106)		12,657,844

Liabilities in Excess of Other Assets — (15.75)%		(1,722,731)

NET ASSETS — 100.00%		$10,935,113

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,095,266.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	21

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 87.37%
COMMUNICATIONS — 2.06%
Advertising & Marketing — 0.76%
QuinStreet, Inc.(a)	17,875	$169,991

Internet Media & Services — 1.30%
Eventbrite, Inc. - Class A(a)	27,530	291,268

CONSUMER DISCRETIONARY — 14.26%
Consumer Services — 4.69%
Aaron’s Co., Inc. (The)	3,000	61,590
Adtalem Global Education, Inc.(a)(b)	19,770	579,459
American Public Education, Inc.(a)	21,012	408,473
		1,049,522
Home Construction — 6.06%
M/I Homes, Inc.(a)	14,386	637,012
Taylor Morrison Home Corp.(a)	27,416	718,025
		1,355,037
Retail - Discretionary — 3.51%
Asbury Automotive Group, Inc.(a)(b)	4,275	785,360

CONSUMER STAPLES — 2.95%
Household Products — 2.95%
Edgewell Personal Care Co.(b)	17,322	660,661

FINANCIALS — 14.11%
Asset Management — 6.18%
AllianceBernstein Holding LP	21,518	856,632
Artisan Partners Asset Management, Inc. - Class A(b)	16,381	526,485
		1,383,117
Banking — 2.81%
Atlantic Union Bancshares Corp.	4,000	135,120
Dime Community Bancshares, Inc.	15,671	492,696
		627,816
Insurance — 4.07%
CNO Financial Group, Inc.(b)	17,345	418,708
Selective Insurance Group, Inc.	5,960	490,866
		909,574

22	Semi-Annual Report | April 30, 2022

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
Specialty Finance — 1.05%
PROG Holdings, Inc.(a)(b)	8,850	$234,259

INDUSTRIALS — 17.70%
Commercial Support Services — 7.77%
Barrett Business Services, Inc.	6,101	439,089
Korn Ferry	11,772	723,272
Vectrus, Inc.(a)	15,923	574,820
		1,737,181
Electrical Equipment — 3.20%
Advanced Energy Industries, Inc.	9,353	715,691

Industrial Support Services — 2.20%
Applied Industrial Technologies, Inc.	4,694	491,415

Machinery — 3.09%
Kadant, Inc.	3,740	691,900

Transportation Equipment — 1.44%
Meritor, Inc.(a)	9,000	323,190

TECHNOLOGY — 36.29%
Semiconductors — 17.36%
Cirrus Logic, Inc.(a)	11,397	863,893
Cohu, Inc.(a)	21,455	569,845
Diodes, Inc.(a)	6,870	501,716
Kulicke & Soffa Industries, Inc.(b)	19,620	910,564
Silicon Motion Technology Corp. - ADR	13,665	1,037,583
		3,883,601
Software — 14.28%
Calix, Inc.(a)(b)	14,095	562,531
Cerence, Inc.(a)(b)	15,147	446,836
Mandiant, Inc.(a)	34,558	759,585
NextGen Healthcare, Inc.(a)	35,190	663,332
Verint Systems, Inc.(a)	13,948	761,003
		3,193,287

1-888-462-5386 | www.oakfunds.com	23

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
Technology Services — 4.65%
CSG Systems International, Inc.	7,000	$430,290
Perficient, Inc.(a)(b)	6,121	608,489
		1,038,779
TOTAL COMMON STOCKS
(Cost $16,878,010)		19,541,649

SHORT-TERM INVESTMENTS — 34.83%
REPURCHASE AGREEMENTS — 10.26%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.14%, dated 4/29/2022 and maturing 5/2/2022, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 2.25% and maturity dates ranging from 9/15/2023 to 8/15/2029 with a par value of $2,499,583 and a collateral value of $2,340,791	2,294,879	2,294,879

COLLATERAL FOR SECURITIES LOANED — 24.57%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45%(c)	5,494,961	5,494,961

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,789,840)		7,789,840

TOTAL INVESTMENTS — 122.20%
(Cost $24,667,850)		27,331,489

Liabilities in Excess of Other Assets — (22.20)%		(4,964,615)

NET ASSETS — 100.00%		$22,366,874

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,249,648.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report | April 30, 2022

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 98.03%
COMMUNICATIONS — 14.89%
Internet Media & Services — 14.89%
Alphabet, Inc. - Class A(a)	5,517	$12,590,842
Alphabet, Inc. - Class C(a)(b)	17,236	39,631,252
Meta Platforms, Inc. - Class A(a)	143,225	28,712,316
		80,934,410
CONSUMER DISCRETIONARY — 10.13%
E-Commerce Discretionary — 10.13%
Amazon.com, Inc.(a)	15,400	38,278,702
eBay, Inc.	324,030	16,786,176
		55,064,878
REAL ESTATE — 2.71%
REIT — 2.71%
Digital Realty Trust, Inc.	100,770	14,724,512

TECHNOLOGY — 70.30%
Semiconductors — 23.41%
Broadcom, Inc.	42,220	23,406,346
Intel Corp.	557,915	24,319,515
KLA Corp.	69,809	22,287,221
NXP Semiconductors NV	113,550	19,405,695
QUALCOMM, Inc.	153,200	21,400,508
Skyworks Solutions, Inc.	145,135	16,443,795
		127,263,080
Software — 20.76%
Akamai Technologies, Inc.(a)(b)	136,780	15,357,659
Check Point Software Technologies Ltd.(a)	58,700	7,413,223
Citrix Systems, Inc.(b)	13,280	1,329,328
Microsoft Corp.	111,403	30,916,561
Oracle Corp.	316,171	23,206,951
Synopsys, Inc.(a)	69,970	20,066,696
VMware, Inc. - Class A	135,470	14,582,953
		112,873,371
Technology Hardware — 16.40%
Apple, Inc.	296,786	46,788,313
Cisco Systems, Inc.	609,245	29,840,820
NetApp, Inc.	170,690	12,503,042
		89,132,175

1-888-462-5386 | www.oakfunds.com	25

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
Technology Services — 9.73%
Accenture PLC - Class A	40,580	$12,188,609
Cognizant Technology Solutions Corp. - Class A	135,000	10,921,500
Global Payments, Inc.	93,157	12,760,646
Visa, Inc. - Class A(b)	80,000	17,050,400
		52,921,155
TOTAL COMMON STOCKS
(Cost $244,301,684)		532,913,581

SHORT-TERM INVESTMENTS — 10.46%
REPURCHASE AGREEMENTS — 1.06%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.14%, dated 4/29/2022 and maturing 5/2/2022, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 2.25% and maturity dates ranging from 9/15/2023 to 8/15/2029 with a par value of $6,305,494 and a collateral value of $5,904,920	5,789,102	5,789,102

COLLATERAL FOR SECURITIES LOANED — 9.40%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45%(c)	51,095,587	51,095,587

TOTAL SHORT-TERM INVESTMENTS
(Cost $56,884,689)		56,884,689

TOTAL INVESTMENTS — 108.49%
(Cost $301,186,373)		589,798,270

Liabilities in Excess of Other Assets — (8.49)%		(46,153,687)

NET ASSETS — 100.00%		$543,644,583

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $48,400,799.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report | April 30, 2022

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 99.00%
COMMUNICATIONS — 0.91%
Internet Media & Services — 0.91%
Meta Platforms, Inc. - Class A(a)	2,525	$506,187

CONSUMER DISCRETIONARY — 3.79%
Automotive — 3.03%
Tesla, Inc.(a)	1,939	1,688,404

Leisure Facilities & Services — 0.76%
DraftKings, Inc. - Class A(a)(b)	30,740	420,523

ENERGY — 4.53%
Renewable Energy — 4.53%
SolarEdge Technologies, Inc.(a)	10,055	2,517,872

HEALTH CARE — 3.43%
Medical Equipment & Devices — 3.43%
Illumina, Inc.(a)	6,435	1,908,943

INDUSTRIALS — 10.02%
Electrical Equipment — 3.71%
Advanced Energy Industries, Inc.(b)	26,957	2,062,750

Industrial Support Services — 2.63%
Applied Industrial Technologies, Inc.	14,000	1,465,660

Machinery — 3.68%
Nordson Corp.	9,500	2,049,055

TECHNOLOGY — 76.32%
Information Technology — 2.46%
Paylocity Holdings Corp.(a)(b)	7,220	1,369,128

1-888-462-5386 | www.oakfunds.com	27

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
Semiconductors — 30.83%
Ambarella, Inc.(a)	16,604	$1,362,856
Cirrus Logic, Inc.(a)	33,492	2,538,694
Cohu, Inc.(a)(b)	59,077	1,569,085
Diodes, Inc.(a)	25,770	1,881,983
KLA Corp.	6,750	2,155,005
Kulicke & Soffa Industries, Inc.(b)	49,645	2,304,024
Lam Research Corp.	2,785	1,297,142
QUALCOMM, Inc.	15,497	2,164,776
Silicon Motion Technology Corp. - ADR	24,734	1,878,053
		17,151,618
Software — 20.73%
Calix, Inc.(a)(b)	16,424	655,482
Citrix Systems, Inc.(b)	7,595	760,259
Cognyte Software Ltd.(a)	17,933	121,586
Concentrix Corp.(b)	12,000	1,889,760
Fortinet, Inc.(a)	4,160	1,202,282
NextGen Healthcare, Inc.(a)	88,315	1,664,738
Palo Alto Networks, Inc.(a)(b)	4,125	2,315,280
Salesforce.com, Inc.(a)	7,480	1,316,031
Verint Systems, Inc.(a)	29,477	1,608,265
		11,533,683
Technology Hardware — 10.80%
Apple, Inc.	20,120	3,171,918
F5, Inc.(a)	7,705	1,289,894
SYNNEX Corp.(b)	4,000	400,360
Ubiquiti Networks, Inc.(b)	4,067	1,147,911
		6,010,083
Technology Services — 11.50%
Cognizant Technology Solutions Corp. - Class A	9,600	776,640
CSG Systems International, Inc.	10,000	614,700
Jack Henry & Associates, Inc.	8,120	1,539,390
PayPal Holdings, Inc.(a)	16,125	1,417,871
Perficient, Inc.(a)(b)	11,652	1,158,325
Science Applications International Corp.(b)	10,665	887,648
		6,394,574
TOTAL COMMON STOCKS
(Cost $30,796,023)		55,078,480

28	Semi-Annual Report | April 30, 2022

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS — 31.12%
COLLATERAL FOR SECURITIES LOANED — 31.12%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45%(c)	17,312,656	$17,312,656

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,312,656)		17,312,656

TOTAL INVESTMENTS — 130.12%
(Cost $48,108,679)		72,391,136

Liabilities in Excess of Other Assets — (30.12)%		(16,757,518)

NET ASSETS — 100.00%		$55,633,618

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $16,422,808.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	29

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 99.13%
HEALTH CARE — 99.13%
Biotech — 21.16%
Amgen, Inc.	10,240	$2,387,866
Biogen, Inc.(a)	5,006	1,038,445
Exelixis, Inc.(a)	66,265	1,480,360
Gilead Sciences, Inc.	15,390	913,243
Regeneron Pharmaceuticals, Inc.(a)	3,190	2,102,561
United Therapeutics Corp.(a)(b)	13,650	2,423,694
Vertex Pharmaceuticals, Inc.(a)(b)	4,315	1,178,944
		11,525,113
Health Care Services — 6.84%
Charles River Laboratories International, Inc.(a)(b)	5,073	1,225,180
Medpace Holdings, Inc.(a)(b)	8,169	1,091,133
Quest Diagnostics, Inc.	10,545	1,411,343
		3,727,656
Health Care Supply Chain — 16.80%
AmerisourceBergen Corp.	10,684	1,616,382
Cardinal Health, Inc.(b)	28,409	1,649,143
Cigna Corp.	12,487	3,081,542
McKesson Corp.(b)	9,051	2,802,280
		9,149,347
Large Pharmaceuticals — 13.16%
GlaxoSmithKline PLC - ADR(b)	33,490	1,516,427
Johnson & Johnson	7,688	1,387,377
Merck & Co., Inc.(b)	18,800	1,667,372
Novartis AG - ADR	11,600	1,021,148
Pfizer, Inc.	32,264	1,583,194
		7,175,518
Life Science & Diagnostics — 6.44%
Illumina, Inc.(a)	6,224	1,846,350
Thermo Fisher Scientific, Inc.	3,000	1,658,760
		3,505,110
Managed Care — 14.31%
Anthem, Inc.(b)	5,415	2,717,951
Humana, Inc.	2,500	1,111,400
UnitedHealth Group, Inc.	7,800	3,966,690
		7,796,041

30	Semi-Annual Report | April 30, 2022

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2022 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
Medical Devices — 9.04%
Medtronic PLC	18,746	$1,956,332
Stryker Corp.	7,060	1,703,296
Zimmer Biomet Holdings, Inc.	10,460	1,263,045
		4,922,673
Medical Equipment — 5.38%
Alcon, Inc.(b)	20,995	1,495,054
Intuitive Surgical, Inc.(a)	6,015	1,439,389
		2,934,443
Specialty & Generic Pharmaceuticals — 6.00%
Jazz Pharmaceuticals PLC(a)(b)	14,387	2,305,085
Neurocrine Biosciences Inc.(a)(b)	10,706	963,861
		3,268,946
TOTAL COMMON STOCKS
(Cost $35,881,995)		54,004,847

SHORT-TERM INVESTMENTS — 22.05%
REPURCHASE AGREEMENTS — 0.90%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 0.14%, dated 4/29/2022 and maturing 5/2/2022, collateralized by U.S. Treasury Securities with rates ranging from 0.13% to 2.25% and maturity dates ranging from 9/15/2023 to 8/15/2029 with a par value of $534,482 and a collateral value of $500,527	490,710	490,710

COLLATERAL FOR SECURITIES LOANED — 21.15%
Mount Vernon Liquid Assets Portfolio, LLC, 0.45%(c)	11,525,631	11,525,631

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,016,341)		12,016,341

1-888-462-5386 | www.oakfunds.com	31

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2022 (Unaudited)

Fair
Value
TOTAL INVESTMENTS — 121.18%
(Cost $47,898,336)	$66,021,188

Liabilities in Excess of Other Assets — (21.18)%	(11,538,444)

NET ASSETS — 100.00%	$54,482,744

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,102,904.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

32	Semi-Annual Report | April 30, 2022

OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

Statements of Assets & Liabilities
April 30, 2022 (Unaudited)

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
ASSETS
Investment securities at value (cost, $235,375,388, $121,042,243, $10,304,106, $24,667,850, $301,186,373, $48,108,679 and $47,898,336), including , $29,395,616, $28,716,072, $2,095,266, $5,249,648, $48,400,799, $16,422,808 and $11,102,904 and of securities on loan	$404,371,976	$176,984,876
Cash	155,565	32,227
Receivable for fund shares sold	29,007	105,973
Receivable for investments sold	329,785	690,520
Dividends and interest receivable	86,721	34,258
Tax reclaims receivable	161,062	—
Prepaid expenses	24,595	19,806
Total Assets	405,158,711	177,867,660

LIABILITIES
Payable for fund shares redeemed	130,021	6,552
Payable for investments purchased	—	—
Payable for collateral upon return of securities loaned	31,048,562	30,264,396
Investment advisory fees payable	248,514	97,768
Administration fees payable	30,640	12,763
Transfer agent fees payable	12,032	6,287
Trustee fees payable	11,443	4,767
Other accrued expenses	93,287	46,013
Total Liabilities	31,574,499	30,438,546
NET ASSETS	$373,584,212	$147,429,114

Net Assets consist of:
Paid-in capital (unlimited authorization - no par value)	$192,036,527	$80,843,426
Accumulated earnings	181,547,685	66,585,688
Net Assets	$373,584,212	$147,429,114

Total shares outstanding at end of period	3,237,679	2,068,326

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$115.39	$71.28

34	Semi-Annual Report | April 30, 2022

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund

$12,657,844	$27,331,489	$589,798,270	$72,391,136	$66,021,188
463,058	—	—	432,986	2,510
250	13,648	26,577	24,123	13,610
—	529,336	6,151,963	644,003	—
—	990	39,408	3,000	4
—	—	—	—	14,410
12,297	16,845	26,561	13,264	17,849
13,133,449	27,892,308	596,042,779	73,508,512	66,069,571

6	—	720,865	8,252	—
—	—	—	483,552	—
2,179,162	5,494,961	51,095,587	17,312,656	11,525,631
4,823	14,180	356,695	36,045	34,819
797	1,647	45,109	4,334	3,648
2,723	2,760	10,117	5,548	3,679
—	291	17,158	1,273	1,081
10,825	11,595	152,665	23,234	17,969
2,198,336	5,525,434	52,398,196	17,874,894	11,586,827
$10,935,113	$22,366,874	$543,644,583	$55,633,618	$54,482,744

$8,327,540	$20,000,285	$227,553,207	$30,122,245	$35,494,122
2,607,573	2,366,589	316,091,376	25,511,373	18,988,622
$10,935,113	$22,366,874	$543,644,583	$55,633,618	$54,482,744

685,077	1,467,681	15,936,763	8,075,329	2,682,549

$15.96	$15.24	$34.11	$6.89	$20.31

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	35

Statements of Operations
For the six months ended April 30, 2022 (Unaudited)

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
INVESTMENT INCOME
Dividends	$2,927,513	$826,882
Securities lending income	17,213	9,610
Interest	241	147
Less: Foreign withholding tax	(10,549)	(1,676)
Total Investment Income	2,934,418	834,963

EXPENSES
Investment adviser	1,638,756	656,889
Administration	92,803	38,111
Sub transfer agent	61,373	31,148
Transfer agent	36,913	19,187
Trustee	33,992	13,876
Legal	30,644	12,825
Report printing	13,930	6,053
Registration	12,702	12,044
Insurance	11,673	5,355
Custodian	9,470	3,940
Audit	8,182	8,182
Pricing	162	168
Miscellaneous	30,249	16,804
Total Expenses	1,980,849	824,582
Less: Investment advisory fees waived	—	—
Net Expenses	1,980,849	824,582
Net Investment Income (Loss)	953,569	10,381

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	11,630,513	10,682,368
Net change in unrealized depreciation of investment securities	(86,768,521)	(44,584,440)
Net Realized and Unrealized Loss on Investments	(75,138,008)	(33,902,072)
Net Decrease in Net Assets from Operations	$(74,184,439)	$(33,891,691)

36	Semi-Annual Report | April 30, 2022

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund

$66,246	$102,304	$7,672,480	$164,560	$352,071
1,004	2,064	103,567	6,450	3,400
7	47,342	739	25	53
—	(68)	(23,973)	(133)	(6,923)
67,257	151,642	7,752,813	170,902	348,601

43,732	91,640	2,377,562	239,171	198,760
2,449	4,836	135,643	13,290	10,856
912	1,070	165,698	7,345	5,732
8,320	8,479	30,953	16,968	11,268
899	1,774	49,545	4,909	3,977
860	1,587	45,107	4,336	3,671
1,537	1,716	19,629	3,204	2,334
10,096	11,164	12,590	10,251	11,976
319	579	17,771	1,634	1,401
305	457	14,132	1,585	1,068
8,182	8,182	8,182	8,182	8,182
187	225	173	241	198
7,516	7,754	31,152	13,208	9,977
85,314	139,463	2,908,137	324,324	269,400
(11,500)	—	—	—	—
73,814	139,463	2,908,137	324,324	269,400
(6,557)	12,179	4,844,676	(153,422)	79,201

270,398	(329,967)	27,290,116	1,417,704	1,354,916
(1,611,044)	(3,907,239)	(129,611,242)	(14,129,775)	(2,086,790)
(1,340,646)	(4,237,206)	(102,321,126)	(12,712,071)	(731,874)
$(1,347,203)	$(4,225,027)	$(97,476,450)	$(12,865,493)	$(652,673)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	37

Statements of Changes in Net Assets

	White Oak Select
	Growth Fund
	For the
	Six Months
	Ended	For the
	April 30,	Year Ended
	2022	October 31,
	(Unaudited)	2021
INVESTMENT ACTIVITIES
Net investment income (loss)	$953,569	$1,121,690
Net realized gain on investment securities transactions and foreign currency translations	11,630,513	23,023,697
Net change in unrealized appreciation (depreciation) of investments securities	(86,768,521)	108,185,545
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,184,439)	132,330,932

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(23,574,884)	(9,851,894)
Total Distributions	(23,574,884)	(9,851,894)

CAPITAL TRANSACTIONS
Proceeds from shares sold	19,260,706	10,800,437
Reinvestment of distributions	22,616,161	9,362,811
Amount paid for shares redeemed	(30,081,518)	(33,076,631)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	11,795,349	(12,913,383)

Total Increase (Decrease) in Net Assets	(85,963,974)	109,565,655

NET ASSETS
Beginning of period	459,548,186	349,982,531
End of period	$373,584,212	$459,548,186

SHARE TRANSACTIONS
Shares sold	137,013	83,076
Shares issued in reinvestment of distributions	154,958	79,252
Shares redeemed	(223,697)	(257,305)
Net Increase (Decrease) in Shares Outstanding	68,274	(94,977)

38	Semi-Annual Report | April 30, 2022

Pin Oak		Rock Oak Core
Equity Fund		Growth Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
April 30,	Year Ended	April 30,	Year Ended
2022	October 31,	2022	October 31,
(Unaudited)	2021	(Unaudited)	2021

$10,381	$22,171	$(6,557)	$(20,396)
10,682,368	20,810,196	270,398	560,363
(44,584,440)	44,243,177	(1,611,044)	2,423,772
(33,891,691)	65,075,544	(1,347,203)	2,963,739

(19,354,347)	(8,125,501)	(525,505)	(1,690,245)
(19,354,347)	(8,125,501)	(525,505)	(1,690,245)

1,913,797	6,124,511	65,337	494,765
18,365,328	7,571,016	519,071	1,520,187
(21,047,759)	(32,276,209)	(408,245)	(735,273)
(768,634)	(18,580,682)	176,163	1,279,679

(54,014,672)	38,369,361	(1,696,545)	2,553,173

201,443,786	163,074,425	12,631,658	10,078,485
$147,429,114	$201,443,786	$10,935,113	$12,631,658

22,666	71,014	3,774	27,103
211,631	96,348	28,773	89,317
(256,620)	(375,694)	(23,704)	(40,142)
(22,323)	(208,332)	8,843	76,278

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	39

Statements of Changes in Net Assets

	River Oak
	Discovery Fund
	For the
	Six Months
	Ended	For the
	April 30,	Year Ended
	2022	October 31,
	(Unaudited)	2021
INVESTMENT ACTIVITIES
Net investment income (loss)	$12,179	$(93,695)
Net realized gain (loss) on investment securities transactions and foreign currency translations	(329,967)	3,712,992
Net change in unrealized appreciation (depreciation) of investments securities	(3,907,239)	5,207,191
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,225,027)	8,826,488

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(3,510,455)	(2,560,738)
Total Distributions	(3,510,455)	(2,560,738)

CAPITAL TRANSACTIONS
Proceeds from shares sold	4,397,587	3,045,704
Reinvestment of distributions	3,505,905	1,755,146
Amount paid for shares redeemed	(1,505,728)	(1,862,724)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	6,397,764	2,938,126

Total Increase (Decrease) in Net Assets	(1,337,718)	9,203,876

NET ASSETS
Beginning of period	23,704,592	14,500,716
End of period	$22,366,874	$23,704,592

SHARE TRANSACTIONS
Shares sold	251,987	153,868
Shares issued in reinvestment of distributions	188,489	99,838
Shares redeemed	(86,171)	(98,175)
Net Increase (Decrease) in Shares Outstanding	354,305	155,531

40	Semi-Annual Report | April 30, 2022

Red Oak Technology		Black Oak Emerging
Select Fund		Technology Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
April 30,	Year Ended	April 30,	Year Ended
2022	October 31,	2022	October 31,
(Unaudited)	2021	(Unaudited)	2021

$4,844,676	$327,394	$(153,422)	$(376,160)
27,290,116	71,876,103	1,417,704	8,014,373
(129,611,242)	127,731,132	(14,129,775)	17,071,955
(97,476,450)	199,934,629	(12,865,493)	24,710,168

(69,834,196)	(28,140,362)	(7,330,084)	(3,408,982)
(69,834,196)	(28,140,362)	(7,330,084)	(3,408,982)

19,864,421	56,168,290	2,578,849	5,089,302
66,948,402	26,817,801	7,142,109	2,967,151
(63,776,528)	(143,334,193)	(2,985,348)	(5,808,334)
23,036,295	(60,348,102)	6,735,610	2,248,119

(144,274,351)	111,446,165	(13,459,967)	23,549,305

687,918,934	576,472,769	69,093,585	45,544,280
$543,644,583	$687,918,934	$55,633,618	$69,093,585

489,103	1,384,040	313,176	605,680
1,557,302	712,103	803,387	383,353
(1,583,220)	(3,590,631)	(371,777)	(702,482)
463,185	(1,494,488)	744,786	286,551

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	41

Statements of Changes in Net Assets

	Live Oak
	Health Sciences Fund
	For the
	Six Months
	Ended	For the
	April 30,	Year Ended
	2022	October 31,
	(Unaudited)	2021
INVESTMENT ACTIVITIES
Net investment income	$79,201	$87,720
Net realized gain on investment securities transactions and foreign currency translations	1,354,916	3,719,645
Net change in unrealized appreciation (depreciation) of investments securities	(2,086,790)	9,354,400
Net Increase (Decrease) in Net Assets Resulting from Operations	(652,673)	13,161,765

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(3,678,422)	(3,288,388)
Total Distributions	(3,678,422)	(3,288,388)

CAPITAL TRANSACTIONS
Proceeds from shares sold	2,434,481	2,207,269
Reinvestment of distributions	3,543,183	3,068,428
Amount paid for shares redeemed	(2,351,594)	(4,849,873)
Net Increase in Net Assets Resulting from Capital Transactions	3,626,070	425,824

Total Increase (Decrease) in Net Assets	(705,025)	10,299,201

NET ASSETS
Beginning of period	55,187,769	44,888,568
End of period	$54,482,744	$55,187,769

SHARE TRANSACTIONS
Shares sold	117,508	105,470
Shares issued in reinvestment of distributions	169,045	163,041
Shares redeemed	(112,963)	(239,187)
Net Increase in Shares Outstanding	173,590	29,324

42	Semi-Annual Report | April 30, 2022

OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout each period

	Net Asset	Net	Realized and		Dividends
	Value	Investment	Unrealized		from Net
	Beginning of	Income	Gain (Loss)	Total from	Investment
	Period	(Loss)(a)	in Securities	Operations	Income
White Oak Select Growth Fund
For the six months ended April 30, 2022 (Unaudited)	$145.00	0.29	(22.41)	(22.12)	(0.41)
For the year ended October 31, 2021	$107.21	0.35	40.49	40.84	(0.74)
For the year ended October 31, 2020	$97.79	0.74	10.53	11.27	(0.97)
For the year ended October 31, 2019	$89.55	0.94	8.47	9.41	(0.54)
For the year ended October 31, 2018	$82.36	0.58	7.18	7.76	(0.57)
For the year ended October 31, 2017	$67.44	0.65	15.00	15.65	(0.73)

Pin Oak Equity Fund
For the six months ended April 30, 2022 (Unaudited)	$96.35	— (e)	(15.67)	(15.67)	(0.08)
For the year ended October 31, 2021	$70.93	0.01	29.02	29.03	(0.60)
For the year ended October 31, 2020	$72.63	0.62	0.08 (f)	0.70	(0.91)
For the year ended October 31, 2019	$66.18	0.81	7.41	8.22	(0.62)
For the year ended October 31, 2018	$63.72	0.59	3.05	3.64	(0.37)
For the year ended October 31, 2017	$53.35	0.40	11.15	11.55	(0.36)

Rock Oak Core Growth Fund
For the six months ended April 30, 2022 (Unaudited)	$18.68	(0.01)	(1.93)	(1.94)	—
For the year ended October 31, 2021	$16.80	(0.03)	4.75	4.72	(0.03)
For the year ended October 31, 2020	$16.70	0.03	0.63	0.66	(0.07)
For the year ended October 31, 2019	$17.02	0.05	(0.28)	(0.23)	— (e)
For the year ended October 31, 2018	$16.07	0.01	1.86	1.87	(0.01)
For the year ended October 31, 2017	$12.74	0.03	3.40	3.43	(0.10)

River Oak Discovery Fund
For the six months ended April 30, 2022 (Unaudited)	$21.29	0.01	(2.92)	(2.91)	—
For the year ended October 31, 2021	$15.14	(0.09)	8.78	8.69
For the year ended October 31, 2020	$14.58	(0.04)	1.19	1.15	—
For the year ended October 31, 2019	$15.88	0.02	0.85	0.87	—
For the year ended October 31, 2018	$17.42	(0.08)	(0.54)	(0.62)	—
For the year ended October 31, 2017	$14.21	(0.10)	3.31	3.21	—

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

(c)	Not annualized.

44	Semi-Annual Report | April 30, 2022

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)		Portfolio Turnover Rate

(7.08)	(7.49)	$115.39	(16.34	)% (c)	$373,584	0.90	% (d)	0.43	% (d)	0.90	% (d)	2	% (c)
(2.31)	(3.05)	$145.00	38.74%		$459,548	0.89%		0.27%		0.89%		5%
(0.88)	(1.85)	$107.21	11.60%		$349,983	0.93%		0.73%		0.93%		13%
(0.63)	(1.17)	$97.79	10.66%		$356,006	0.95%		1.00%		0.95%		10%
— (e)	(0.57)	$89.55	9.46%		$318,037	0.93%		0.63%		0.93%		14%
—	(0.73)	$82.36	23.36%		$285,658	0.98%		0.86%		0.98%		13%

(9.32)	(9.40)	$71.28	(18.00	)% (c)	$147,429	0.93	% (d)	0.01	% (d)	0.93	% (d)	0	% (c)
(3.01)	(3.61)	$96.35	42.09%		$201,444	0.91%		0.01%		0.91%		6%
(1.49)	(2.40)	$70.93	0.79%		$163,074	0.95%		0.89%		0.95%		15%
(1.15)	(1.77)	$72.63	12.83%		$235,141	0.96%		1.19%		0.96%		10%
(0.81)	(1.18)	$66.18	5.75%		$260,859	0.95%		0.87%		0.95%		12%
(0.82)	(1.18)	$63.72	21.86%		$222,085	0.98%		0.66%		0.98%		8%

(0.78)	(0.78)	$15.96	(10.88	)% (c)	$10,935	1.25	% (d)	(0.11	)% (d)	1.44	% (d)	0	% (c)
(2.81)	(2.84)	$18.68	29.72%		$12,632	1.25%		(0.16)%		1.40%		14%
(0.49)	(0.56)	$16.80	3.78%		$10,078	1.25%		0.20%		1.57%		52%
(0.09)	(0.09)	$16.70	(1.34)%		$11,899	1.25%		0.29%		1.38%		16%
(0.91)	(0.92)	$17.02	12.15%		$20,365	1.25%		0.08%		1.32%		14%
—	(0.10)	$16.07	27.02%		$9,183	1.25%		0.20%		1.51%		31%

(3.14)	(3.14)	$15.24	(16.35	)% (c)	$22,367	1.18	% (d)	0.10	% (d)	1.18	% (d)	9	% (c)
(2.54)	(2.54)	$21.29	60.96%		$23,705	1.22%		(0.44)%		1.23%		29%
(0.59)	(0.59)	$15.14	7.79%		$14,501	1.35%		(0.27)%		1.56%		48%
(2.17)	(2.17)	$14.58	6.99%		$12,518	1.35%		0.12%		1.60%		15%
(0.92)	(0.92)	$15.88	(3.82)%		$12,950	1.35%		(0.46)%		1.50%		43%
—	—	$17.42	22.59%		$14,427	1.35%		(0.63)%		1.41%		43%

(d)	Annualized

(e)	Less than $0.005 per share.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights
For a share outstanding throughout each period

	Net Asset	Net	Realized and			Dividends
	Value	Investment	Unrealized			from Net
	Beginning of	Income	Gain (Loss)		Total from	Investment
	Period	(Loss)(a)	in Securities		Operations	Income
Red Oak Technology Select Fund
For the six months ended April 30, 2022 (Unaudited)	$44.46	0.30	(6.06)		(5.76)	(0.32)
For the year ended October 31, 2021	$33.97	0.02	12.17		12.19	(0.12)
For the year ended October 31, 2020	$29.95	0.13	4.72		4.85	(0.17)
For the year ended October 31, 2019	$26.90	0.27	4.03		4.30	(0.22)
For the year ended October 31, 2018	$25.78	0.10	2.72		2.82	(0.10)
For the year ended October 31, 2017	$19.27	0.09	6.71		6.80	(0.08)

Black Oak Emerging Technology Fund
For the six months ended April 30, 2022 (Unaudited)	$9.43	(0.02)	(1.52)		(1.54)	—
For the year ended October 31, 2021	$6.47	(0.05)	3.50		3.45	—
For the year ended October 31, 2020	$5.27	(0.02)	1.53		1.51	—
For the year ended October 31, 2019	$5.30	— (e)	0.48		0.48	—
For the year ended October 31, 2018	$5.28	(0.01)	0.42		0.41	—
For the year ended October 31, 2017	$4.53	(0.01)	0.94		0.93	— (e)

Live Oak Health Sciences Fund
For the six months ended April 30, 2022 (Unaudited)	$22.00	0.03	(0.25)		(0.22)	(0.04)
For the year ended October 31, 2021	$18.10	0.03	5.22		5.25	(0.15)
For the year ended October 31, 2020	$18.14	0.15	(0.03	) (f)	0.12	(0.16)
For the year ended October 31, 2019	$20.21	0.15	0.26		0.41	(0.13)
For the year ended October 31, 2018	$19.98	0.13	1.35		1.48	(0.09)
For the year ended October 31, 2017	$17.93	0.10	2.33		2.43	(0.10)

46	Semi-Annual Report | April 30, 2022

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)		Portfolio Turnover Rate

(4.27)	(4.59)	$34.11	(15.10	)% (c)	$543,645	0.91	% (d)	1.51	% (d)	0.91	% (d)	0	% (c)
(1.58)	(1.70)	$44.46	36.78%		$687,919	0.90%		0.05%		0.90%		6%
(0.66)	(0.83)	$33.97	16.44%		$576,473	0.94%		0.40%		0.94%		4%
(1.03)	(1.25)	$29.95	16.92%		$636,959	0.95%		0.94%		0.95%		10%
(1.60)	(1.70)	$26.90	11.56%		$544,203	0.94%		0.38%		0.94%		9%
(0.21)	(0.29)	$25.78	35.76%		$486,295	0.97%		0.38%		0.97%		16%

(1.00)	(1.00)	$6.89	(18.75	)% (c)	$55,634	1.00	% (d)	(0.48	)% (d)	1.00	% (d)	8	% (c)
(0.49)	(0.49)	$9.43	54.92%		$69,094	1.01%		(0.61)%		1.01%		14%
(0.31)	(0.31)	$6.47	29.48%		$45,544	1.12%		(0.35)%		1.12%		22%
(0.51)	(0.51)	$5.27	10.36%		$36,240	1.18%		(0.01)%		1.18%		25%
(0.39)	(0.39)	$5.30	8.12%		$36,753	1.11%		(0.27)%		1.11%		19%
(0.18)	(0.18)	$5.28	21.16%		$37,267	1.17%		(0.22)%		1.17%		39%

(1.43)	(1.47)	$20.31	(1.20	)% (c)	$54,483	1.00	% (d)	0.29	% (d)	1.00	% (d)	16	% (c)
(1.20)	(1.35)	$22.00	30.23%		$55,188	1.00%		0.17%		1.00%		17%
—	(0.16)	$18.10	0.62%		$44,889	1.03%		0.81%		1.03%		33%
(2.35)	(2.48)	$18.14	2.40%		$51,579	1.05%		0.87%		1.05%		23%
(1.16)	(1.25)	$20.21	7.68%		$65,717	1.01%		0.65%		1.01%		23%
(0.28)	(0.38)	$19.98	13.78%		$64,747	1.02%		0.50%		1.02%		14%

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

(c)	Not annualized.

(d)	Annualized

(e)	Less than $0.005 per share.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements
As of April 30, 2022 (Unaudited)

1.	ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the

48	Semi-Annual Report | April 30, 2022

Notes to Financial Statements
As of April 30, 2022 (Unaudited)

“Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net

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Notes to Financial Statements
As of April 30, 2022 (Unaudited)

receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of April 30, 2022:

	Market Value of	Cash Collateral
	Securities on Loan	Received
White Oak Select Growth Fund	$29,395,616	$31,048,562
Pin Oak Equity Fund	28,716,072	30,264,396
Rock Oak Core Growth Fund	2,095,266	2,179,162
River Oak Discovery Fund	5,249,648	5,494,961
Red Oak Technology Select Fund	48,400,799	51,095,587
Black Oak Emerging Technology Fund	16,422,808	17,312,656
Live Oak Health Sciences Fund	11,102,904	11,525,631
	$141,383,113	$148,920,955

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions

50	Semi-Annual Report | April 30, 2022

Notes to Financial Statements
As of April 30, 2022 (Unaudited)

to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3.	FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

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Notes to Financial Statements
As of April 30, 2022 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$372,163,697	$—	$—	$372,163,697
Short Term Investments
Repurchase Agreements	—	1,159,717	—	1,159,717
Collateral for Securities Loaned*	—	—	—	31,048,562
Total	$372,163,697	$1,159,717	$—	$404,371,976

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$146,084,255	$—	$—	$146,084,255
Short Term Investments
Repurchase Agreements	—	636,225	—	636,225
Collateral for Securities Loaned*	—	—	—	30,264,396
Total	$146,084,255	$636,225	$—	$176,984,876

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$10,478,682	$—	$—	$10,478,682
Short Term Investments
Collateral for Securities Loaned*	—	—	—	2,179,162
Total	$10,478,682	$—	$—	$12,657,844

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$19,541,649	$—	$—	$19,541,649
Short Term Investments
Repurchase Agreements	—	2,294,879	—	2,294,879
Collateral for Securities Loaned*	—	—	—	5,494,961
Total	$19,541,649	$2,294,879	$—	$27,331,489

52	Semi-Annual Report | April 30, 2022

Notes to Financial Statements
As of April 30, 2022 (Unaudited)

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$532,913,581	$—	$—	$532,913,581
Short Term Investments
Repurchase Agreements	—	5,789,102	—	5,789,102
Collateral for Securities Loaned*	—	—	—	51,095,587
Total	$532,913,581	$5,789,102	$—	$589,798,270

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$55,078,480	$—	$—	$55,078,480
Short Term Investments
Collateral for Securities Loaned*	—	—	—	17,312,656
Total	$55,078,480	$—	$—	$72,391,136

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$54,004,847	$—	$—	$54,004,847
Short Term Investments
Repurchase Agreements	—	490,710	—	490,710
Collateral for Securities Loaned*	—	—	—	11,525,631
Total	$54,004,847	$490,710	$—	$66,021,188

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

4.	FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. Prior to February 28, 2022, the Adviser received a fee of 0.79% for the River Oak Discovery Fund. The Adviser has contractually agreed through February 28, 2023 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses to not more than 1.25% of the average daily net assets of the

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Notes to Financial Statements
As of April 30, 2022 (Unaudited)

White Oak Select Growth Fund, Pin Oak Equity Fund, River Oak Discovery Fund, and Rock Oak Core Growth Fund and 1.35% of the average daily net assets of the Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund.

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2022:

Advisory Fees as a Percentage of Average Net Assets

			Net
Fund	Annual Rate	Fee Waiver	Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.19)%	0.55%
River Oak Discovery Fund	0.77%*		0.77%*
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

*	The advisory fee rate for the River Oak Discovery Fund changed from 0.79% to 0.74% on February 28, 2022.

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

54	Semi-Annual Report | April 30, 2022

Notes to Financial Statements
As of April 30, 2022 (Unaudited)

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2022 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$6,732,270	$15,595,889
Pin Oak Equity Fund	—	20,352,298
Rock Oak Core Growth Fund	—	622,721
River Oak Discovery Fund	3,478,316	1,903,021
Red Oak Technology Select Fund	—	46,957,708
Black Oak Emerging Technology Fund	4,887,063	5,565,245
Live Oak Health Sciences Fund	3,100,249	3,225,525

6.	FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses, equalization, and certain other investments.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2021 was as follows:

	Ordinary	Long-Term
Fund	Income	Capital Gain	Total
White Oak Select Growth Fund	$2,390,803	$7,461,091	$9,851,894
Pin Oak Equity Fund	1,358,322	6,767,179	8,125,501
Rock Oak Core Growth Fund	21,702	1,668,543	1,690,245
River Oak Discovery Fund	—	5,260,738	5,260,738
Red Oak Technology Select Fund	1,942,620	26,197,742	28,140,362
Black Oak Emerging Technology Fund	—	3,408,982	3,408,982
Live Oak Health Sciences Fund	357,714	2,930,674	3,288,388

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Notes to Financial Statements
As of April 30, 2022 (Unaudited)

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed			Cumulative
	Net	Accumulated	Unrealized	Effect of
	Investment	Capital	Appreciation/	Timing
Fund	Income	Gain (Loss)	(Depreciation)	Differences	Total
White Oak Select Growth Fund	$1,585,212	$21,989,449	$255,732,347	$—	$279,307,008
Pin Oak Equity Fund	171,493	19,182,694	100,477,539	—	119,831,726
Rock Oak Core Growth Fund	—	525,490	3,961,058	(6,267)	4,480,281
River Oak Discovery Fund	418,100	3,033,440	6,650,531	—	10,102,071
Red Oak Technology Select Fund	489,320	64,730,389	418,182,313	—	483,402,022
Black Oak Emerging Technology Fund	584,844	6,739,488	38,382,618	—	45,706,950
Live Oak Health Sciences Fund	636,575	2,980,673	19,702,469	—	23,319,717

As of October 31, 2021, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

The Rock Oak Core Growth Fund elected to defer to the year ending October 31, 2022, late year ordinary losses in the amount of $6,267.

56	Semi-Annual Report | April 30, 2022

Notes to Financial Statements
As of April 30, 2022 (Unaudited)

At April 30, 2022, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal	Gross	Gross	Net
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
White Oak Select Growth Fund	$235,408,150	$174,727,220	$(5,763,394)	$168,963,826
Pin Oak Equity Fund	121,091,777	64,170,463	(8,277,364)	55,893,099
Rock Oak Core Growth Fund	10,307,829	2,961,042	(611,027)	2,350,015
River Oak Discovery Fund	24,588,196	4,683,587	(1,940,294)	2,743,293
Red Oak Technology Select Fund	301,224,200	288,788,455	(204,385)	288,574,070
Black Oak Emerging Technology Fund	48,138,293	26,276,585	(2,023,742)	24,252,843
Live Oak Health Sciences Fund	48,405,509	18,857,365	(1,241,686)	17,615,679

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the fiscal year ended October 31, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the information technology sector. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

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Notes to Financial Statements
As of April 30, 2022 (Unaudited)

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2022, the Vanita B. Oelschlager Trust owned 31.52% of the Rock Oak Core Growth Fund and the James D. Oelschlager Trust owned 31.89% of the River Oak Discovery Fund.

8.	TRUSTEE AND OFFICERS FEES:

As of April 30, 2022, there were five Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $30,000 per year. Each Independent Trustee is also paid a fee of $3,500 for each meeting of the Board of Trustees attended or participated in person, and/or is also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee is paid $4,000 per telephonic or in-person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act. The chairperson of the Audit Committee receives an additional retainer of $1,000 per calendar quarter during which an Audit Committee Meeting is held and the Lead Independent Trustee receives an additional retainer of $3,500 per calendar quarter.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9.	INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10.	SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2022 through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no other subsequent events to report that would have material impact in the Funds’ financial statements.

58	Semi-Annual Report | April 30, 2022

Notes to Financial Statements
As of April 30, 2022 (Unaudited)

11.	LIQUIDITY RISK MANAGEMENT PROGRAM:

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the adequacy and effectiveness of the Program’s operations since its inception (the “Review Period”) and was presented to the Board of Trustees for consideration at its meeting held on May 9, 2022. During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Program has been effectively implemented.

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Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2022 (Unaudited)

The advisory agreement between the Trust and the Adviser for each Fund of the Trust (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 13, 2022, the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 28, 2022.

In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, as well as information received throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance (the “Adviser Materials”). Prior to the in-person Board meeting held on February 13, 2022, the Independent Trustees held a special meeting on January 31, 2022 via videoconference to discuss the Adviser Materials. Following the January 31, 2022 meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees at the February 13, 2022 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 13, 2022 in person Board meeting, and received counsel from their independent legal counsel.

As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Board considered presentations by Trust officers and representatives of the Adviser. The Board noted that the Adviser has managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interest of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Adviser’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this regard, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Board reviewed information regarding various services provided by the Adviser to the Funds, including the personnel performing such services. The Board also considered non-advisory services provided to the Funds, such as the services of Adviser employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board particularly noted that the services of the Trust’s Chief Compliance Officer are provided to the Funds at no additional cost to the Funds. The Board also noted that Adviser employees serving as Trust officers oversee and manage the

60	Semi-Annual Report | April 30, 2022

Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2022 (Unaudited)

other Fund service providers. Based on their review, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees considered comparative performance information in the Adviser Materials from a third-party data aggregator for each Fund as compared to a peer group and peer universe selected by an independent third-party, FUSE Research Network LLC (“FUSE”) for the one-, three-, five-and ten-year periods or since inception through October 2021. The Trustees also considered each Fund’s performance compared to its benchmark for all of the periods and years discussed above, and, for the 2-month period from November 1, 2021 through December 31, 2021. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak Fund”), River Oak Discovery Fund (“River Oak Fund”), Pin Oak Equity Fund (“Pin Oak Fund”) and Red Oak Technology Select Fund (“Red Oak Fund), and in the case of the Live Oak Health Sciences Fund (“Live Oak Fund”), to a similarly managed fund for which the Adviser serves as sub-adviser.

The Trustees reviewed the Adviser’s commentary and FUSE information regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark. The Trustees considered that when compared to a Fund’s FUSE peer group medians: River Oak Fund outperformed for each of the one-, three-, five- and ten-year periods. They considered that White Oak Fund outperformed for each of the three-, five- and ten-year periods; Pin Oak outperformed for the one and ten year periods; Rock Oak outperformed for the five and ten year periods; but also considered that such Fund underperformed its peer group median over all other periods. For each of the Black Oak Fund and Live Oak Fund, the Trustees considered that the Fund underperformed its FUSE peer group median except for outperforming in the one-year period. For Red Oak Fund, the Trustees considered that the Fund underperformed its FUSE peer group median over all periods. The Trustees considered that with respect to a Fund’s benchmark, that with the exception of White Oak, all Funds had underperformed for the quarter ended December 31, 2021 and for the one-year period.

In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with each Fund’s respective investment objective and policies and (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of each Fund was sufficient.

The Trustees considered the advisory fees paid to the Adviser, by each Fund, the total expense ratios of each Fund, and the Adviser’s contractual commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s peer funds compiled by FUSE. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by

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Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2022 (Unaudited)

the Adviser as to differences in fees charged to the Funds and such accounts. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Fund and the River Oak Fund in order to maintain the stated cap on Fund operating expenses, further noting that River Oak Fund had stopped waiving earlier in the year as a result of a new fee structure and asset growth. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement, giving effect to the stated caps, was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective FUSE category, and in light of various factors, such as Fund size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds. The Trustees also considered the Adviser’s statement the Adviser is not experiencing meaningful economies of the scale in connection with investment advisory services. In light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, the Trustees determined that such economies of scale were either not present or the current fee structure adequately shared any such economies with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

62	Semi-Annual Report | April 30, 2022

OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

Oak Associates Funds

Privacy Policy

Oak Associates Funds recognizes and respects the privacy concerns of our shareholders. The Funds collect nonpublic personal information about you in the course of doing business and providing you with individualized service. “Nonpublic personal information” is personally identifiable financial information about you. We do not sell your personal information to anyone and we do not disclose it to anyone except as permitted or required by law or as described in this policy.

INFORMATION WE COLLECT

●	Information we receive from you on applications and other forms (such as your name, birth date, address and social security number);

●	Information about the transactions in your accounts;

●	Information about any bank account you use for transfers between your bank account and your Oak Associates accounts; and

●	Information we receive about you as a result of your inquiries by mail, email and telephone

INFORMATION WE SHARE

Oak Associates Funds only discloses your nonpublic personal information as required or permitted by law. The Funds may disclose this information:

●	So that we may complete transactions you authorize or request; and

●	So that we may provide you with information about Oak Associates Funds products and services; we may disclose information to companies that provide services to us, such as transfer agents or printers and mailers that prepare and distribute materials to you.

INFORMATION SECURITY

Within Oak Associates Funds, access to your information is restricted to the individuals who need to know the information to service your account. Each Fund conducts its business through its trustees, officers and third party service providers, pursuant to agreements with the Fund. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your information. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with nonaffiliated third parties by that entity.

TO PROTECT YOUR PRIVACY

We recommend that you do not provide your account information or Oak Associates Funds user name or password to anyone. If you become aware of any suspicious activity relating to your account, please contact us immediately at 1-888-462-5386.

QUESTIONS

Should you have any questions regarding the Funds’ Privacy Policy, please call
1-888-462-5386

OAK ASSOCIATES FUNDS

CONTACT US

By Mail

Oak Associates Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

●	Trade Online

●	Access and Update Account Information

●	Go Paperless with eDelivery

●	View and download account history

●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Oak Funds-SAR-22

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly

Charles A. Kiraly, President and Principal Executive Officer

Date	7/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly

Charles A. Kiraly, President and Principal Executive Officer

Date	7/7/2022

By (Signature and Title)	/s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	7/7/2022